Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

1-14370

NYSE

02029494

May 1, 2002

RECD S.E.C.
MAY 1 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 07 2002
P
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COMPAÑIA DE MINAS BUENAVENTURA S.A.A. (BUENAVENTURA MINING COMPANY), American Depositary Shares (Each representing two Common Shares, nominal (par) value of four Peruvian Nuevos Soles per Share) and Common Shares, nominal (par) value of four Peruvian Nuevos Soles per Share (application for the Common Shares is made for listing, not for trading, but only in connection with the listing of American Depositary Shares on the New York Stock Exchange, pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 1, 2002. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho